Income Taxes (Tables)	12 Months Ended
Jun. 30, 2021
Income Taxes
Income tax reconciliation
	2021	2020

Computed “expected” income tax benefit	$(1,014,300)	$(239,400)
Research and development credits	(93,900)	(89,400)
Rate changes and NOL carrybacks	-	(122,600)
Incentive Stock Option Expense	59,500	13,800
PPP Loan Forgiveness	(111,700)	0
Other, net	(7,900)	1,000

Income tax benefit	$(1,152,500)	$(436,600)

Deferred tax assets and liabilities
	2021	2020
Deferred tax assets:
Amortization of intangible assets, including goodwill	$374,000	$329,700
Research and development credits	164,600	89,400
Various accruals	64,600	150,700
Stock options expense	383,200	-
Net operating loss	1,515,800	-
Other	24,900	19,400
	2,527,100	589,200
Deferred tax liability:
Depreciation of property and amortization of goodwill	(37,200)	(52,100)

Net deferred tax assets	$2,489,900	$537,100